Retirement Benefit Obligation - Disclosure of Net Liability of Defined Benefit Plan (Details) - ZAR (R) R in Millions	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of net defined benefit liability (asset) [line items]
Net liability of defined benefit plan	R 193	R 201
Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net liability of defined benefit plan	193	201	R 186
Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net liability of defined benefit plan	R 0	R 0